CONSOLIDATED STATEMENTS OF INCOME AND RETAINED EARNINGS - USD ($)	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Revenues
Rental income (Notes 1, 6 and 18)	$ 17,416,187	$ 17,732,485	$ 16,935,597
Recovery of real estate taxes		10,625
Revenue to temporarily vacate lease (Note 15)	1,166,667	1,166,667	145,833
Total revenues	18,582,854	18,909,777	17,081,430
Expenses
Real estate operating expenses (Note 5)	10,080,913	9,658,282	9,628,631
Administrative and general expenses	4,356,461	4,342,762	4,255,631
Depreciation and amortization (Note 1)	1,635,660	1,695,454	1,721,850
(Gain) loss on disposition of property and equipment	(500)	27,648	4,291
Total expenses	16,072,534	15,724,146	15,610,403
Income before investment income, interest expense and income taxes	2,510,320	3,185,631	1,471,027
Investment income and interest expense:
Investment income (Notes 1 and 2)	25,949	51,218	232,311
Interest expense (Notes 3, 9 and 13)	222,509	315,167	423,015
Total investment income and interest expense:	(196,560)	(263,949)	(190,704)
Income before income taxes	2,313,760	2,921,682	1,280,323
Income taxes provided (Notes 1 and 4)	796,000	713,000	541,000
Net income	1,517,760	2,208,682	739,323
Retained earnings, beginning of year	41,951,946	39,743,264	39,003,941
Retained earnings, end of year	$ 43,469,706	$ 41,951,946	$ 39,743,264
Income per common share (Note 1)	$ 0.75	$ 1.10	$ 0.37
Dividends per share
Average common shares outstanding (Note 1)	2,015,780	2,015,780	2,015,780